Stock Options and Stock-based Compensation (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value			0
Share-based Compensation Arrangement by Share-based Payment Award Estimated Fair Value of Stock Price (in dollars per share)	$ 0.50		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0		0
Shares Exercised			0	225,000
Share Based Compensation Arrangement By Share Based Payment Award Options Nonvested And Expected To Vest Fair Value			374,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Expected Term	2 years 1 month 6 days		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in dollars)	237,294	238,495	477,353
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.207	$ 0.112	$ 0.219	$ 0.561
Share-based Compensation Arrangement By Share-based Payment Award, Options, Nonvested, Fair Value	$ 558,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0	(225,000)
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	25,000
Equity Incentive Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				4,150,000	450,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			5,000,000